Unaudited Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Costs and expenses charged by related parties (in Dollars and Yuan Renminbi) | ¥			¥ 47,464
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.08	¥ (0.39)	¥ (1.14)
Weighted average number of ordinary shares used in computing net loss per share —Diluted | shares	10,258,424,457	1,460,692,909	1,351,127,462